Supplemental Balance Sheet Information	12 Months Ended
Jul. 01, 2017
Disclosure Text Block Supplement [Abstract]
Supplemental Balance Sheet Information
SUPPLEMENTAL BALANCE SHEET INFORMATION
The components of certain balance sheet accounts are as follows:

	July 1, 2017	July 2, 2016
	(millions)
Property and equipment
Land and building	$13.7	$168.5
Machinery and equipment	34.4	34.5
Furniture and fixtures	640.0	653.2
Leasehold improvements	729.7	898.7
Construction in progress	71.7	26.4
Less: accumulated depreciation	(798.1)	(861.8)
Total property and equipment, net	$691.4	$919.5
Accrued liabilities
Payroll and employee benefits	$152.7	$180.5
Accrued rent	45.5	45.2
Dividends payable	95.1	93.9
Operating expenses	265.9	305.4
Total accrued liabilities	$559.2	$625.0
Other liabilities
Deferred lease obligation	$204.2	$172.9
Gross unrecognized tax benefit	94.1	138.6
Deferred tax liabilities	63.3	57.3
Other	134.8	153.1
Total other liabilities	$496.4	$521.9